Financial Risk Management - Schedule of Ageing of Trade and Loan Receivables (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	$ 43,850,652	$ 22,853,115
Non-credit Impaired
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	48,506,023	22,853,115
Non-credit Impaired | Current
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	25,938,750	12,121,046
Non-credit Impaired | Past Due 1 – 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	6,413,032	10,226,905
Non-credit Impaired | Past Due Over 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	19,145,401	867,264
Non-credit Impaired | Carrying Amounts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	51,497,183	23,215,215
Non-credit Impaired | Impairment Loss
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	(2,991,160)	(362,100)
Credit Impaired | Current
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	432,971	1,607,907
Credit Impaired | Past Due 1 – 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	1,040,009	278,278
Credit Impaired | Past Due Over 60 Days
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	4,900,874	1,860,282
Credit Impaired | Carrying Amounts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	6,373,854	3,746,467
Credit Impaired | Impairment Loss
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Net trade receivables	$ (6,373,854)	$ (3,746,467)